Stockholders’ Permanent and Temporary Equity (Details Narrative)																			1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 05, 2023 USD ($) shares	May 24, 2023 USD ($) $ / shares shares	Apr. 28, 2023 USD ($) $ / shares shares	Apr. 28, 2023 USD ($) $ / shares shares	Mar. 10, 2023 USD ($) $ / shares shares	Feb. 20, 2023 USD ($)	Jan. 27, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 12, 2022 $ / shares shares	Dec. 12, 2022 $ / shares shares	Dec. 06, 2022 USD ($) $ / shares shares	Sep. 22, 2022 $ / shares	Sep. 16, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) $ / shares	Jul. 08, 2022 USD ($) $ / shares shares	May 10, 2022 $ / shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 13, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares	Dec. 12, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 13, 2022 $ / shares	Dec. 31, 2020 shares	Dec. 15, 2020 shares	Apr. 18, 2019 $ / shares shares	Dec. 15, 2015 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized								110,000,000											110,000,000	110,000,000			110,000,000			110,000,000
Common stock, par value | $ / shares								$ 0.0001											$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0001
Preferred stock, shares authorized								1,000,000											1,000,000	1,000,000			1,000,000			1,000,000	1,000,000
Preferred stock, par value | $ / shares								$ 0.0001											$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Financial Designation, Predecessor and Successor [Fixed List]								Successor											Successor	Successor			Successor	Predecessor	Predecessor	Successor	Predecessor
Share price, per share | $ / shares																												$ 5.04
Additional paid in capital | $								$ 104,583,271											$ 104,583,271	$ 107,044,663			$ 107,044,663			$ 104,583,271
Shares issued in connection with the Business Combination										331,331
Warrants exercised per share | $ / shares								$ 11.50											$ 11.50	$ 1.00			$ 1.00			$ 11.50
Number of options outstanding								1,993,235	1,993,235	1,993,235									1,993,235	3,559,342			3,559,342		1,993,235	1,993,235
Shares issued, price per share | $ / shares																						$ 2.27		$ 2.27			$ 3.25
Satisfaction of company liabilities | $								$ 5,062,000											$ 5,062,000							$ 5,062,000
Stock based compensation expense | $																			56,333	$ 365,742		$ 695,940	$ 653,203	$ 2,637,686	$ 3,524,802		$ 4,245,463
Unrecognized stock-based compensation expense | $								$ 2,957,047											$ 2,957,047	$ 1,787,428			$ 1,787,428			$ 2,957,047
weighted average period									1 year 7 months 6 days														1 year 9 months 18 days
Share exchange ration																			5.037							5.037
Company valuation | $																										$ 85,000,000
Replacement warrants exercisable																			The Replacement Warrants include (a) exercisable warrants to purchase 1,271,904 shares of Successor common stock with an exercise price of $6.90 per share and with an expiration date of December 12, 2027, which replace the warrants that were issued by the Predecessor to its Series A Preferred Stock holders upon the automatic conversion of their Predecessor Series A Preferred Stock into Predecessor common stock and Predecessor Series A Warrants upon the closing of the Business Combination (see Note 11 – Stockholders’ Permanent and Temporary Equity – Automatic Conversion of Predecessor Series A Preferred Stock); (b) warrants to purchase 104,704 shares of Successor common stock with an exercise price of $5.03 per share which replace the warrants that were issued by the Predecessor to a strategic partner (see Note 10 – Commitments and Contingencies – License Agreements – L&F Research LLC), of which warrants to purchase 34,901 shares are exercisable until they expire on or about January 6, 2025, while the remainder vest upon the achievement of certain milestones and expire five years following the achievement of those milestones; and (c) exercisable warrants to purchase 323,026 shares of Successor common stock with an exercise price of $11.58 per share and with various expiration dates through April 17, 2024 which replace the warrants that were issued by the Predecessor to certain purchasers of convertible notes, certain brokers and a strategic partner in conjunction with entering into a license agreement (see Note 10 – Commitments and Contingencies – License Agreements – InflamaCORE).
Common stock issued								9,016,139											9,016,139	23,669,074			23,669,074			9,016,139
Shares issued					5,000
Deemed dividend | $				$ 6,700,000
Common stock exercisable upon reset of Series A warrants
Conversion of shares issued																										6,719,730
Conversion price | $ / shares			$ 2.00	$ 2.00
Expire years, granted options		ten			ten		ten
Number of options issued		1,453,107			13,000		100,000	1,993,235											1,993,235	3,559,342			3,559,342			1,993,235
Options granted that vest over three years | $		$ 499,660			$ 23,770		$ 184,426
Vesting period							3 years
Options outstanding, exercise price | $ / shares		$ 0.44			$ 2.26		$ 2.11
Aggregate grant date value | $		$ 555,004
Vesting period		3 years
Options vesting immediately | $		$ 55,344
Percentage of registration delay payments						1.50%
Debt Instrument, Interest Rate, Stated Percentage						2.00%
Debt Instrument, Periodic Payment | $						$ 5,000
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercised per share | $ / shares			$ 11.50	$ 11.50
Purchase of warrants shares			863,500	863,500
Purchase of warrants per share | $ / shares			$ 2.00	$ 2.00
Series B Warrants [Member]
Class of Stock [Line Items]
Purchase of warrants per share | $ / shares			7.00	7.00
P I P E Warrant [Member]
Class of Stock [Line Items]
Preferred stock sold																							863,500
Preferred stock price per share | $ / shares																				$ 1,000			$ 1,000
Net proceeds | $																							$ 8,635,000
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Number of options outstanding								1,993,235											1,993,235							1,993,235
Share exchange ration																										5.037
Options Held [Member]
Class of Stock [Line Items]
Number of options outstanding								1,993,235											1,993,235							1,993,235
Warrant [Member]
Class of Stock [Line Items]
Exercisable warrants								863,500											863,500							863,500
Warrants purchased shares								584,260											584,260							584,260
Replacement Warrants [Member]
Class of Stock [Line Items]
Purchase of warrants shares								1,699,633											1,699,633							1,699,633
Research and Development Expense [Member]
Class of Stock [Line Items]
Stock based compensation expense | $																			$ 7,808	$ 109,066		243,918	158,521	551,756	673,160		944,525
General and Administrative Expense [Member]
Class of Stock [Line Items]
Stock based compensation expense | $																			$ 48,525	$ 256,676		$ 452,022	$ 494,682	$ 2,085,930	$ 2,851,642		$ 3,300,938
Warrant [Member]
Class of Stock [Line Items]
Share price, per share | $ / shares								$ 0.01											$ 0.01							$ 0.01
Warrants exercised per share | $ / shares								11.50											11.50							11.50
Shares issued, price per share | $ / shares								$ 1,000											1,000							$ 1,000
Share exchange ration																										5.037
Closing price of common stock | $ / shares																			$ 18.00
Warrants purchased shares								1,699,633											1,699,633							1,699,633
Common Stock [Member]
Class of Stock [Line Items]
Warrants exercised per share | $ / shares			$ 1.00	$ 1.00
Purchase of warrants shares			11,015,500	11,015,500
Common stock offering			11,015,500
Issuance costs | $			$ 1,000,000.0
Gross proceeds | $			11,000,000.0
Placement fees | $			$ 400,000
Reclassification of formerly redeemable common stock																					65,783
Deemed dividend | $				$ 1,400,000
Common stock exercisable upon reset of Series A warrants				4,965,125
Conversion price | $ / shares			$ 2.00	$ 2.00
Warrants purchased shares			11,015,500	11,015,500
Warrants purchased value | $			$ 3,974,831	$ 3,974,831
Investor [Member] | Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Common stock offering	3,044,152
Issuance costs | $	$ 1,200,000
Common stock issued	1,977,749
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								8,635											8,635	8,635			8,635			8,635
Net proceeds | $																			$ 8,635,000
Preferred stock, shares designated								8,635											8,635	200			200			8,635
Proceeds from Registered Offering to Redeem Series A Preferred Stock | $				10,500,000
Deemed dividend | $				$ 37,000
Conversion of shares issued				235
Series A Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion price | $ / shares			$ 10.00	$ 10.00
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								5,062											5,062	5,062			5,062			5,062	5,062
Preferred stock sold																			8,635
Purchase of warrants shares								863,500											863,500							863,500
Shares issued, price per share | $ / shares								$ 1,000											$ 1,000							$ 1,000
Preferred stock, shares designated								5,062											5,062	5,062			5,062			5,062	5,062
Shares conversion price | $ / shares								$ 10.00											$ 10.00							$ 10.00
Deemed dividend | $				$ 100,000
Series B Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares conversion price | $ / shares								7.00											7.00							7.00
Series B Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued in connection with the Business Combination				5,062
Conversion price | $ / shares			$ 10.00	$ 10.00
Redemption Of Series A Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from Registered Offering to Redeem Series A Preferred Stock | $				$ 10,500,000
Reclassification of formerly redeemable common stock				8,400
Net carrying amount | $				$ 3,800,000
Conversion Of Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of shares converted				17,500
Conversion of shares issued				35
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock sold																							8,635
Larkspur Larkspur Merger Sub Inc [Member]
Class of Stock [Line Items]
Common stock exchanged during acquisition										65,783
Larkspur Larkspur Merger Sub Inc [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants exercised per share | $ / shares								$ 11.50											$ 11.50							$ 11.50
Shares of common stock								6,065,573											6,065,573							6,065,573
Put Option [Member]
Class of Stock [Line Items]
Additional paid in capital | $																		$ 331
2022 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized								1,089,831											1,089,831							1,089,831
Common stock future issuance								1,089,831											1,089,831							1,089,831
Marketing Agreements [Member]
Class of Stock [Line Items]
Shares issued																				510,000			510,000
Issuance of common stock value | $																							$ 500,200
Predecessor [Member]
Class of Stock [Line Items]
Common stock, shares authorized									75,000,000	75,000,000															75,000,000		75,000,000
Common stock, par value | $ / shares									$ 0.00001	$ 0.00001															$ 0.00001		$ 0.00001
Preferred stock, shares authorized									5,000,000	5,000,000															5,000,000
Preferred stock, par value | $ / shares									$ 0.00001	$ 0.00001															$ 0.00001
Financial Designation, Predecessor and Successor [Fixed List]																				Predecessor		Predecessor	Predecessor	Predecessor	Predecessor		Predecessor
Additional paid in capital | $																											$ 40,065,109
Proceeds from related party debt | $																									$ 0		$ 3,150,000
Placement agent fees | $											$ 2,000		$ 16,000		$ 21,200
Incremental fair value of stock and warrants | $																										$ 331,200
Aggregate common stock of warrant exercise price share | $ / shares														$ 3.20
Warrant, Exercise Price, Decrease | $ / shares												$ 1.37
Number of options outstanding																											10,039,348		8,755,179
Conversion of shares converted										6,406,210
Purchase of warrants shares																															400,000
Share exchange ration																									5.037
Company valuation | $																									$ 85,000,000
Common stock issued																											24,167,257
Common stock exercisable upon reset of Series A warrants
Options granted that vest over three years | $																											$ 3,271,992
Aggregate grant date value | $																											$ 3,271,992
Predecessor [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Number of options outstanding									10,039,348	10,039,348															10,039,348
Share exchange ration																									5.037
Predecessor [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants exercised per share | $ / shares																$ 3.20															$ 2.30	$ 1.00
Aggregate common stock of warrant exercise price share | $ / shares										$ 6.90
Purchase of warrants shares								351,578	6,406,210	6,406,210									351,578						6,406,210	351,578				175,789		351,579
Warrant exchange										1,271,904
Common stock issued																															600,000	878,947
Shares issued																															1,000,000
Warrants purchased shares									8,560,561	8,560,561															8,560,561
Predecessor [Member] | Second Amendment Securities [Member]
Class of Stock [Line Items]
Incremental fair value of stock and warrants | $														$ 9,684,637
Predecessor [Member] | Predecessor Common Stock [Member]
Class of Stock [Line Items]
Number of options outstanding									8,560,561	8,560,561															8,560,561
Predecessor [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Net proceeds | $																	$ 392,301
Proceeds from related party debt | $																	$ 100,000
Gross proceeds | $											$ 548,805		$ 700,000		$ 296,400
Preferred stock conversion price per share | $ / shares														$ 2.78		3.14
Preferred stock conversion price per share | $ / shares														$ 1.19		$ 2.78
Number of options outstanding									2,427,832	2,427,832															2,427,832
Predecessor [Member] | Series A Preferred Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Preferred stock sold											174,776		222,929		94,393		133,541
Preferred stock price per share | $ / shares											$ 3.14		$ 3.14		$ 3.14		$ 3.14
Predecessor [Member] | Larkspur Larkspur Merger Sub Inc [Member]
Class of Stock [Line Items]
Conversion of shares converted																										33,845,335
Predecessor [Member] | Put Option [Member]
Class of Stock [Line Items]
Put option purchase of common stock																		331,331
Share price, per share | $ / shares																		$ 1.00
Predecessor [Member] | 2014 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized																											10,000,000
Equity incentive plan, description																											The number of shares of common stock available for issuance under the 2014 Plan shall automatically increase on the first trading day of January each calendar year during the term of the 2014 Plan, beginning with calendar year 2019, by an amount equal to five percent (5%) of the total number of shares of common stock outstanding on the last trading day in December of the immediately preceding calendar year, but in no event shall any such annual increase exceed 100,000 shares of common stock.
Common stock future issuance									45,652	45,652															45,652